Equity (Narrative) (Details) - USD ($)		4 Months Ended	12 Months Ended
		May 04, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	May 05, 2010
Debt Instrument [Line Items]
Dividends distributed to preferred shareholders			$ 209,000,000		$ 220,000,000		$ 232,000,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan			300,000		300,000		300,000
Preferred stock issued, value				[1]		[1]		[2]
Preferred stock redemption, value					$ 500,000,000
Common stock, issued			542,000,000		542,000,000
Stock Repurchase Plan 2014 [Member]
Debt Instrument [Line Items]
Shares Repurchased Under Stock Repurchase Program					4,400,000
Stock Repurchase Plan 2015 [Member]
Debt Instrument [Line Items]
Stock Repurchase Program, Number Of Shares Authorized To Be Repurchased					100,000,000
Stock Repurchase Program, Remaining Number Of Shares Authorized To Be Repurchased			59,300,000
Shares Repurchased Under Stock Repurchase Program			22,800,000		17,900,000
Series K Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred Stock Dividend Rate Percentage										8.25%
Debt Instrument, Basis Spread on Variable Rate - LIBOR Plus									4.22%
Depositary Shares	[3]	500,000
Preferred stock redemption, shares	[3]	50,000
Preferred stock redemption, value		$ 500,000,000
TARP Warrant [Member]
Debt Instrument [Line Items]
Number of warrants or rights outstanding			11,300,000		13,400,000						16,900,000
Exercise price per share of warrants or rights outstanding			$ 67.33
Class Of Warrant Or Right Exercised			2,100,000
TARP Warrant [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Common stock, issued			700,000
PNC Preferred Funding Trust II [Member]
Debt Instrument [Line Items]
Private Placement REIT			$ 500,000,000
Initial Fixed To Floating Rate Of Non Cumulative Exchangeable Trust Securities			6.113%
Fixed to Floating Rate Of Non Cumulative Exchangeable Trust securities			2.186%
Private Placement By LLC			$ 500,000,000
Redemption Value of Trust Preferred Security			100,000
PNC Preferred Funding Trust I [Member]
Debt Instrument [Line Items]
Private Placement REIT			$ 500,000,000
Initial Fixed To Floating Rate Of Non Cumulative Exchangeable Trust Securities			6.517%
Fixed to Floating Rate Of Non Cumulative Exchangeable Trust securities			2.613%
Percentage Of LLC Common Voting Securities			100.00%
Redemption Value of Trust Preferred Security			$ 100,000
Shares Issued To Exercising Warrant Holders [Member]
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved For Future Issuance			119,000,000
PNC Preferred Funding Trust I and Trust II
Debt Instrument [Line Items]
Perpetual Trusts Noncontrolling Interest			$ 1,000,000,000

[1]	Par value less than $.5 million at each date.
[2]	The par value of our preferred stock outstanding was less than $.5 million at each date and, therefore, is excluded from this presentation.
[3]
On May 4, 2015, we redeemed all 50,000 shares of our Series K preferred stock, as well as all 500,000 Depositary Shares representing fractional interests in such shares, resulting in net outflow of $500 million.